Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories	Inventories
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Raw material and supplies for production	299,261	150,126
Products-in-progress	603,903	698,134
Finished product	900,314	853,925
Total	1,803,478	1,702,185
As of December 31, 2025 and 2024, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 467,923 and ThUS$ 462,451 (including products in progress) respectively. As of December 31, 2025, bulk inventories recognized within work in progress were ThUS$ 162,934, while as of December 31, 2024 this value amounted to ThUS$ 249,105. As of December 31, 2025, bulk inventories recognized as part of finished products amounted to ThUS$ 243,756 (as of December 31, 2024, this value amounted to ThUS$ 138,625).
Current inventory provisions recognized at December 31, 2025 and 2024, amount to ThUS$ 111,437 and ThUS$ 114,632, respectively. For finished goods and work in progress, the provisions recorded include those associated with the lower value of the inventory (considering lower realizable value, uncertain future use, reprocessing costs for products outside specification, etc.), which differs from inventories and potential errors in inventory determination (e.g., errors of topography, grade, humidity, etc.). (See Note 3.15).
For raw materials, supplies, materials and parts, the lower value provision was associated with the proportion of defective materials and potential differences.
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Raw material and supplies for production	16,571	5,082
Products-in-progress	72,477	75,100
Finished product	22,389	34,450
Total	111,437	114,632
The Company has not pledged inventory as collateral for the periods indicated above.
As of December 31, 2025, and 2024, movements in provisions are detailed as follows:

Reconciliation	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Beginning balance	114,632	133,768	104,057
Decrease (increase) in carrying amount	(13,968)	(14,517)	32,926
Additional Provision Differences of Inventory	(288)	171	455
Reclassification of provision for long-term materials	13,713	—	—
Provision Used	(2,652)	(4,790)	(3,670)
Total changes	(3,195)	(19,136)	29,711
Final balance	111,437	114,632	133,768
For further details, see accounting policy for inventory measurement in Note 3.15